Loan Payable (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Disclosure of detailed information about loan payable
The following table summarizes the Company's loans payable as at December 31, 2024 and changes during the year then ended:

	Sprott Credit Facility	Franco-Nevada Credit Facility	Total
Balance as at December 31, 2022	$40,489	$-	$40,489
Loss on debt modification	314	-	314
Interest accretion	5,091	-	5,091
Repayment	(10,000)	-	(10,000)
Interest paid	(3,142)	-	(3,142)
Balance as at December 31, 2023	32,752	-	32,752
Interest accretion	2,624	1,190	3,814
Interest paid	(1,496)	(1,159)	(2,655)
Repayment of facility	(34,660)	-	(34,660)
Loss on debt settlement	783	-	783
Proceeds from credit facility	-	35,000	35,000
Financing costs	(3)	(481)	(484)
Balance as at December 31, 2024	$-	$34,550	$34,550